UNITED STATES
                                        SECURITIES AND EXCHANGE COMMISSION
                                              Washington, D.C.  20549

                                                    Form 13F-HR

                                                Form 13F COVER PAGE


Report for the Calendar Year of Quarter Ended:            June 30, 1999

Check here if Amendment [  X  ]; Amendment Number:    1
     This Amendment (Check only one.):  [   ]    is a restatement.
                                        [   ]    adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Ridgecrest Investment Management, LLC
Address:       600 Third Avenue, 17th Floor
               New York, New York  10158


Form 13F File Number:     28-7548

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     David May
Title:    Managing Member
Phone:    (212) 984-6266

Signature, Place, and Date of Signing:

              /s/ David May               New York, New York        10/5/99
              [Signature]                   [City, State]              [Date]

Report Type (Check only one.):

[X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check here if no holdings  reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




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                                               Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                            0

Form 13F Information Table Entry Total:                       119

Form 13F Information Table Value Total:                   $   51,294
                                                              (thousands)


List of Other Included Managers:




No.                 Form 13F File Number             Name

    1               28-                              CIBC Oppenheimer



    2               28-6420                          Soros Fund Management, LLC




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
Item 1:                     Item 2:                    Item 3:       Item 4:      Item 5:               Item 6:   Item 7:    Item 8:
Name Of issuer              Title Of Class             Cusip         Value        SHRS OR    SH/  PUT/  Invstment Other      Voting
                                                                     (X$1000)     PRN AMT    PRN  CALL  Discr     Mgrs     Authority
                                                                                                                           (a) SOLE

-----------------------------------------------------------------------------------------------------------------------------------

AMC Entertainment Inc.       Common Stock               001669100        568       29500       SH          SOLE             29500

ACX Technologies Inc.        Common Stock               005123104        244       15000       SH          SOLE             15000

Advanta Corp                 CL A                       007942105        228       12600       SH          SOLE             12600

Alcatel                      Sponsored ADR              013904305        284       10000       SH          SOLE             10000

Alkermes Inc.                Common Stock               01642T108        287       12400       SH          SOLE             12400

Ames Dept. Stores Inc.       Common Stock               030789507        475       10400       SH          SOLE             10400

Andrew Corp.                 Common Stock               034425108        331       17500       SH          SOLE             17500

Anesta Corp.                 Common Stock               034603100        235       11500       SH          SOLE             11500

Apache Corp.                 Common Stock               037411105        476       12200       SH          SOLE             12200

Armco Inc.                   Common Stock               042170100        199       30000       SH          SOLE             30000

Associated Group Inc.        CL B                       045651205        730       11200       SH          SOLE             11200

Bea Systems Inc.             Common Stock               073325102        571       20000       SH          SOLE             20000

Boise Cascade Corp.          Common Stock               097383103        407        9500       SH          SOLE              9500

Tom Brown Inc.               Common Stock               115660201        417       26800       SH          SOLE             26800

Cabletron Systems Inc.       Common Stock               126920107        208       16000       SH          SOLE             16000

Cabot Oil & Gas Corp.        CL A                       127097103        326       17500       SH          SOLE             17500

Catalina Marketing Corp.     Common Stock               148867104        340        3700       SH          SOLE              3700

Catalytica Inc.              Common Stock               148885106        175       12500       SH          SOLE             12500

Cendant Corp.                Common Stock               151313103        461       22500       SH          SOLE             22500

Centocor Inc.                Common Stock               152342101        466       10000       SH          SOLE             10000

Chirex Inc.                  Common Stock              1700038103        498       15500       SH          SOLE             15500

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Ciena Corporation            Common Stock               171779101        302       10000       SH          SOLE             10000

Cinar Corporation            LTD VTG SHS                171905300        429       17500       SH          SOLE             17500

Citizens Utilities Co        CL B                       177342201        223       20000       SH          SOLE             20000

Columbia/HCA Healthcare
Corp.                        Common Stock               197677107        228       10000       SH          SOLE             10000

Comdisco Inc.                Common Stock               200336105        392       15300       SH          SOLE             15300

Commscope Inc.               Common Stock               203372107        277        9000       SH          SOLE              9000

Corporate Express Inc.       Common Stock               219888104        228       32500       SH          SOLE             32500

COTT CORP QUE                Common Stock               22163N106        123       34000       SH          SOLE             34000

Customtracks Corp.           Common Stock               232046102        224        4000       SH          SOLE              4000

Digital Microwave Corp.      Common Stock               253859102        159       12500       SH          SOLE             12500

Ensco International Inc.     Common Stock               26874Q100        199       10000       SH          SOLE             10000

E-Tek Dynamics Inc.          Common Stock               269240107        238        5000       SH          SOLE              5000

Echostar Communications
Corp.                        CL A                       278762109       2915       19000       SH          SOLE             19000

El Paso Electric Co          Common Stock               283677854        359       40200       SH          SOLE             40200

Electronics for Imaging Inc. Common Stock               286082102        385        7500       SH          SOLE              7500

Enzon Inc.                   Common Stock               293904108        279       13500       SH          SOLE             13500

Federated Dept. Stores       Common Stock               31410H101        794       15000       SH          SOLE             15000

Finova Group Inc.            Common Stock               317928109        526       10000       SH          SOLE             10000

Forest Laboratories Inc.     CL A                       345838106        347        7500       SH          SOLE              7500

Gadzooks Inc.                Common Stock               362553109        240       15000       SH          SOLE             15000

Genesis Microchip Inc.       Common Stock               371933102        236       10000       SH          SOLE             10000

Gilead Sciences Inc.         Common Stock               375558103        523       10000       SH          SOLE             10000

WR Grace & Co Del            Common Stock               38388F108        570       30000       SH          SOLE             30000

Houston Exploration Co.      Common Stock               442120101        284       15000       SH          SOLE             15000

Infoseek Corp.               Common Stock               45678M107        240        5000       SH          SOLE              5000

Intertan Inc.                Common Stock               461120107        694       34700       SH          SOLE             34700

Ivax Corporation             Common Stock               465823102        141       10000       SH          SOLE             10000

Jefferson Smurfit Group PLC  Common Stock               47508W107        236       10000       SH          SOLE             10000

Jones Apparel Group Inc.     Common Stock               480074103        549       18000       SH          SOLE             16000

Kerr McGee Corp.             Common Stock               492386107        788       15700       SH          SOLE             15700

Knight/Trimark Group Inc.    CL A                       499067106        305        5000       SH          SOLE              5000

Koninklijke Philips          Sponsored ADR              500472105       2221       22020       SH          SOLE             22020

Lehman Brothers Holdings
 Inc.                        Common Stock               524908100        311        5000       SH          SOLE              5000

Marine Drilling Companies
  Inc.                       Common Stock               568240204        205       15000       SH          SOLE             15000

Medaphis Corp.               Common Stock               584028104        144       25000       SH          SOLE             25000

Medpartners Inc.             Common Stock               58503X107        769      102500       SH          SOLE            102500

Mentor Graphics Corp.        Common Stock               587200106        217       16900       SH          SOLE             16900

Merck & Co. Inc.             Common Stock               589331107        368        5000       SH          SOLE              5000

Meritor Automotive Inc.      Common Stock               59000G100        309       12100       SH          SOLE             12100

Metamor Worldwide Inc.       Common Stock               59133P100        241       10000       SH          SOLE             10000

Microwave Power Devices
  Inc.                       Common Stock               59517M103        257       16700       SH          SOLE             16700

Robert Mondavi Corp.         CL A                       609200100        382       10500       SH          SOLE             10500

Murphy Oil Corp.             Common Stock               626717102        361        7400       SH          SOLE              7400

NPC International Inc.       Common Stock               629360306        292       19000       SH          SOLE             19000

NTL Inc.                     Common Stock               629407107       1457       16900       SH          SOLE             16900

National Semiconductor Corp. Common Stock               637640103        443       17500       SH          SOLE             17500

Netegrity Inc.               Common Stock               84110P107        413       25000       SH          SOLE             25000

Network Solutions Inc.       CL A                       64121Q102        396        5000       SH          SOLE              5000

Newbridge Networks Corp.     Common Stock               650901101        244        8500       SH          SOLE              8500

Noble Affiliates Inc.        Common Stock               654894104        282       10000       SH          SOLE             10000

Noble Drilling Corp.         Common Stock               655042109        459       23300       SH          SOLE             23300

Northwest Pipe Co.           Common Stock               667746101        166       10000       SH          SOLE             10000

Nova Chemicals Corp.         Common Stock               66977W109        233       10000       SH          SOLE             10000

Novoste Corp.                Common Stock               67010C100        420       20000       SH          SOLE             20000

Nuevo Energy Co.             Common Stock               670509108        174       13100       SH          SOLE             13100

Ocean Energy Inc.            Common Stock               674812201        654       67900       SH          SOLE             67900

Pennaco Energy Inc.          Common Stock               708046107        118       10000       SH          SOLE             10000

Pennzenergy Co.              Common Stock               70931Q109        391       23500       SH          SOLE             23500

Peregrine Systems Inc.       Common Stock               71366Q101        295       11500       SH          SOLE             11500

Precision Drilling Corp.     Common Stock               74022D100        286       15000       SH          SOLE             15000

Premier Parks Inc.           Common Stock               740540208        276        7500       SH          SOLE              7500

Pride International Inc.     Common Stock               741932107        317       30000       SH          SOLE             30000

Providian Financial Corp.    Common Stock               74406A102        466        5000       SH          SOLE              5000

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PSINET INC.                  Common Stock               74437C101        656       15000       SH          SOLE             15000

Rawlings Sporting Goods Co.
  Inc.                       Common Stock               754459105        266       26900       SH          SOLE             26900

Reynolds Metals Co.          Common Stock               761763101       1269       21500       SH          SOLE             21500

SFX Entertainment Inc.       CL A                       784178105       1165       18200       SH          SOLE             18200

S3 INC.                      Common Stock               784849101        256       28100       SH          SOLE             28100

Sensormatic Electronics
  Corp.                      Common Stock               817265101        408       29300       SH          SOLE             29300

Shoneys Inc.                 Common Stock               825039100        217       99100       SH          SOLE             99100

Shorewood Packaging Corp.    Common Stock               825229107        468       25400       SH          SOLE             25400

Silicon Graphics Inc.        Common Stock               827056102        328       20000       SH          SOLE             20000

Smithfield Foods Inc.        Common Stock               832248108        619       18500       SH          SOLE             18500

Smurfit-Stone Container
  Corp.                      Common Stock               832727101        411       20000       SH          SOLE             20000

Suiza Foods Corp.            Common Stock               865077101        209        5000       SH          SOLE              5000

Superior Energy Services
   Inc.                      Common Stock               868157108        102       20000       SH          SOLE             20000

Tekelec Inc.                 Common Stock               879101103        183       15000       SH          SOLE             15000

Telefonos De Mexico SA       SP ADR REP ORD             879403780        404        5000       SH          SOLE              5000

Topps Co. Inc.               Common Stock               890766106        372       51100       SH          SOLE             51100

Towne Services Inc.-GA       Common Stock               892148107        138       17500       SH          SOLE             17500

USA Networks Inc.            Common Stock               902984103        598       14900       SH          SOLE             14900

Union Pacific Resources
   Group                     Common Stock               907834105        349       21400       SH          SOLE             21400

United International
   Holdings                  Common Stock               910734102       1697       25100       SH          SOLE             25100

Unocal Corp.                 Common Stock               915289102        396       10000       SH          SOLE             10000

VISX INC-DEL                 Common Stock               92844S105        396        5000       SH          SOLE              5000

Warner-Lambert Co.           Common Stock               934488107        518        7500       SH          SOLE              7500

Weatherford International
   Inc.                      Common Stock               947074100        817       22300       SH          SOLE             22300

Webtrends Corp.              Common Stock               94844D104        231        5000       SH          SOLE              5000

Western Gas Resources Inc.   Common Stock               958259103        580       42500       SH          SOLE             42500

WITCO Corp.                  Common Stock               977385103        203       10300       SH          SOLE             10300

World Access Inc.            Common Stock               98141A101        247       17500       SH          SOLE             17500

Young Broadcasting Inc.      CL A                       987434107        392        9200       SH          SOLE              9200

Zoran Corp.                  Common Stock               98975F101        209       12500       SH          SOLE             12500

Diamlerchrysler A.G.         ORD                        D1668R123        445        5000       SH          SOLE              5000

ACE LTD.                     ORD                        G0070K103        593       21000       SH          SOLE             21000

GEMSTAR International
   Group                     ORD                        G3788V106        424        6500       SH          SOLE              6500

TransOcean Offshore Inc.     Common Stock               G90076103        669       25500       SH          SOLE             25500

Optibase LTD.                Foreign Common             M7524R108        269       35000       SH          SOLE             35000

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